Borrowings - Argentinian Subsidiaries (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 68,100,000	$ 63,300,000	$ 111,800,000
Total debt	862,116,000	817,958,000	$ 635,396,000
Net book value of pledged assets	$ 349,400	265,099
IDB Tranche A Due Nov 2018 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.30%
IFC Tranche A Due Sept 2021 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	4.00%
IFC Trance B Due Sept 2023 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.00%
Argentina Subsidiaries | IDB Tranche A Due Nov 2018
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 25,000,000
Total debt	22,700,000	24,700,000
Argentina Subsidiaries | IFC Tranche A Due Sept 2021
Disclosure of detailed information about borrowings [line items]
Nominal amount	25,000,000
Total debt	21,400,000	24,930,000
Net book value of pledged assets	113,000,000
Argentina Subsidiaries | IFC Trance B Due Sept 2023
Disclosure of detailed information about borrowings [line items]
Nominal amount	50,000,000
Total debt	$ 50,000,000	$ 0